CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Of Stockholders' Equity [Abstract]
Issuance of common stock	$ 38,000
Issuance of preferred stock	10,000
Issuance of common stock, preferred stock, issuance cost	3,400
Issuance of common stock through controlled equity offering facilities	473	$ 6,068
Issuance of common stock through controlled equity offering facilities, issuance costs	$ 9	$ 77